Note 11 - Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of the components of exploration and evaluation assets [text block]
	December 31,	December 31,
	2022	2021
	$	$
Black Hills
Acquisition	-	100
Total acquisition costs	-	100
Geochemical	5	83
Camp and site costs	1	10
Geological consulting	127	898
Geophysical	3	126
Land taxes and government fees	7	493
Legal, community and other consultation costs	46	215
Travel	2	95
Total for the year	191	2,020
Balance, beginning of year	10,280	8,260
Less: Amounts written off	(10,471)	-
Total Black Hills Project cost	-	10,280
Deer Trail
Acquisition	-	909
Option and other payments	210	-
Total acquisition costs	210	909
Geochemical	422	241
Camp and site costs	713	1,004
Drilling	6,255	3,542
Geological consulting	964	2,651
Geophysical	325	183
Land taxes and government fees	232	514
Legal, community and other consultation costs	303	594
Travel	167	336
Total for the year	9,591	9,974
Balance, beginning of year	9,974	-
Total Deer Trail Project cost	19,565	9,974
Larder Project
Acquisition (Note 6)	15,187	-
Option and other payments	19	-
Total acquisition costs	15,206	-
Geochemical	112	-
Camp and site costs	127	-
Drilling	1,232	-
Geological consulting	450	-
Geophysical	314	-
Land taxes and government fees	19	-
Legal, community and other consultation costs	176	-
Travel	58	-
Total Larder Project Cost	17,694	-

Total Exploration and Evaluation Assets	37,259	20,254